Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 2,167	¥ 2,848	¥ 2,417
Total interest and penalties in the consolidated statements of operations	(1,218)	(1,052)	156
Total cash settlements, foreign exchange translation and other	311	371	275
Balance at end of fiscal year	¥ 1,260	¥ 2,167	¥ 2,848